Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.4%
GE Capital Funding LLC, 4.55%, 05/15/32 .. USD 2,495 $ 2,454,354
General Electric Co., 6.75%, 03/15/32 ..... 6,575 7,167,622
Howmet Aerospace, Inc., 4.55%, 11/15/32 ... 2,730 2,649,567
Leidos, Inc., 5.40%, 03/15/32 .......... 2,530 2,539,737
Lockheed Martin Corp., 3.90%, 06/15/32
(a)
.. 4,113 3,924,259
RTX Corp., 2.38%, 03/15/32 ........... 5,458 4,774,774
23,510,313
Automobile Components — 0.1%
Lear Corp., 2.60%, 01/15/32 ........... 1,946 1,700,447
Automobiles — 1.8%
Ford Motor Co.
3.25% , 02/12/32 .................. 13,045 11,406,765
6.10% , 08/19/32
(a)
................. 9,060 9,165,548
General Motors Co., 5.60%, 10/15/32
(a)
.... 6,680 6,786,307
Honda Motor Co. Ltd., 2.97%, 03/10/32 .... 4,032 3,585,775
30,944,395
Banks — 3.2%
Bank of Nova Scotia (The), 2.45%, 02/02/32
(a)
4,884 4,278,932
Canadian Imperial Bank of Commerce, 3.60%,
04/07/32 ...................... 5,594 5,177,238
Citigroup, Inc., 6.63%, 06/15/32 ......... 5,228 5,598,860
Citizens Financial Group, Inc., 2.64%, 09/30/32 3,510 2,989,747
Keybank National Association, 4.90%, 08/08/32 3,975 3,855,330
Royal Bank of Canada, 3.88%, 05/04/32 .... 5,558 5,244,838
Sumitomo Mitsui Financial Group, Inc., 5.45%,
01/15/32 ...................... 3,060 3,094,194
Toronto-Dominion Bank (The)
2.45% , 01/12/32 .................. 3,129 2,748,878
5.30% , 01/30/32 .................. 3,880 3,921,168
3.20% , 03/10/32 .................. 7,967 7,249,519
4.46% , 06/08/32 .................. 10,578 10,255,902
54,414,606
Beverages — 2.0%
Coca-Cola Co. (The), 2.25%, 01/05/32 ..... 10,408 9,217,026
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 3,870 3,195,301
Constellation Brands, Inc., 4.75%, 05/09/32 .. 3,751 3,671,120
Diageo Capital plc, 2.13%, 04/29/32
(a)
..... 4,050 3,466,639
Keurig Dr Pepper, Inc., 4.05%, 04/15/32 .... 4,596 4,321,787
PepsiCo, Inc.
3.90% , 07/18/32
(a)
................. 6,667 6,381,717
4.65% , 07/23/32 .................. 4,605 4,575,270
34,828,860
Biotechnology — 0.5%
Amgen, Inc.
2.00% , 01/15/32 .................. 5,351 4,582,329
3.35% , 02/22/32 .................. 5,275 4,843,920
9,426,249
Broadline Retail — 1.5%
Amazon.com, Inc.
3.60% , 04/13/32 .................. 13,070 12,166,535
4.70% , 12/01/32
(a)
................. 11,727 11,552,784
eBay, Inc., 6.30%, 11/22/32 ............ 2,321 2,449,413
26,168,732
Building Products — 0.5%
Carlisle Cos., Inc., 2.20%, 03/01/32 ....... 3,043 2,601,785
Fortune Brands Innovations, Inc., 4.00%,
03/25/32 ...................... 2,462 2,309,902
Johnson Controls International plc, 4.90%,
12/01/32 ...................... 3,565 3,527,908
8,439,595
Security
Par (000)
Par (000) Value
Capital Markets — 4.7%
Ameriprise Financial, Inc., 4.50%, 05/13/32
(a)
. USD 2,902 $ 2,829,769
Apollo Debt Solutions BDC, 6.55%, 03/15/32
(a)
4,400 4,412,247
Ares Capital Corp., 5.80%, 03/08/32
(a)
..... 5,510 5,420,146
Ares Strategic Income Fund, 6.20%, 03/21/32 4,079 4,020,423
Bank of New York Mellon Corp. (The), 2.50%,
01/26/32 ...................... 2,453 2,165,827
Blackstone Private Credit Fund, 6.00%, 01/29/32 5,420 5,297,724
Blue Owl Finance LLC, 4.38%, 02/15/32
(a)
... 2,163 1,968,672
Brookfield Finance I UK plc, 2.34%, 01/30/32 . 3,495 3,026,100
Cboe Global Markets, Inc., 3.00%, 03/16/32 . 2,055 1,838,810
Charles Schwab Corp. (The), 2.90%, 03/03/32
(a)
5,808 5,217,304
CME Group, Inc., 2.65%, 03/15/32 ....... 4,406 3,936,500
FactSet Research Systems, Inc., 3.45%,
03/01/32
(a)
..................... 2,684 2,412,935
Intercontinental Exchange, Inc., 1.85%,
09/15/32
(a)
..................... 8,101 6,758,626
Jefferies Financial Group, Inc., 2.75%, 10/15/32 2,913 2,467,597
Moody's Corp., 4.25%, 08/08/32
(a)
........ 2,655 2,548,553
Morgan Stanley, 7.25%, 04/01/32
(a)
....... 5,050 5,611,433
Nomura Holdings, Inc., 3.00%, 01/22/32
(a)
... 4,230 3,768,354
Northern Trust Corp., 6.13%, 11/02/32 ..... 5,242 5,533,969
S&P Global, Inc., 2.90%, 03/01/32 ....... 7,871 7,068,279
UBS Americas, Inc., 7.13%, 07/15/32
(a)
..... 3,851 4,234,458
80,537,726
Chemicals — 1.1%
Air Products & Chemicals, Inc., 4.90%, 10/11/32 2,690 2,685,047
Albemarle Corp., 5.05%, 06/01/32
(a)
....... 2,205 2,179,509
Cabot Corp., 5.00%, 06/30/32
(a)
......... 2,169 2,148,742
Ecolab, Inc., 2.13%, 02/01/32
(a)
......... 3,625 3,138,108
EIDP, Inc., 5.13%, 05/15/32 ........... 2,645 2,646,746
Nutrien Ltd., 5.25%, 03/12/32
(a)
......... 2,995 3,010,600
RPM International, Inc., 2.95%, 01/15/32 ... 1,639 1,462,028
Sherwin-Williams Co. (The), 2.20%, 03/15/32 . 2,759 2,384,458
19,655,238
Commercial Services & Supplies — 1.6%
Cintas Corp. No. 2, 4.00%, 05/01/32 ...... 3,971 3,790,334
RELX Capital, Inc., 4.75%, 05/20/32
(a)
..... 2,733 2,689,880
Republic Services, Inc., 1.75%, 02/15/32 ... 4,218 3,572,080
Veralto Corp., 4.85%, 01/15/32 ......... 2,780 2,746,659
Waste Connections, Inc.
2.20% , 01/15/32
(a)
................. 3,479 3,022,595
3.20% , 06/01/32 .................. 2,380 2,166,381
Waste Management, Inc.
4.80% , 03/15/32 .................. 3,850 3,830,431
4.15% , 04/15/32
(a)
................. 5,163 4,980,425
26,798,785
Communications Equipment — 0.6%
Cisco Systems, Inc., 4.95%, 02/24/32 ..... 5,240 5,241,502
Motorola Solutions, Inc.
5.60% , 06/01/32 .................. 3,015 3,065,341
5.20% , 08/15/32 .................. 2,860 2,844,484
11,151,327
Construction & Engineering — 0.1%
Quanta Services, Inc., 2.35%, 01/15/32 .... 2,548 2,212,267
Consumer Finance — 3.1%
AerCap Ireland Capital DAC, 3.30%, 01/30/32 21,725 19,640,759
American Honda Finance Corp., 5.15%,
07/09/32 ...................... 4,035 4,001,452
Capital One Financial Corp., 6.70%, 11/29/32 . 4,025 4,317,107
Ford Motor Credit Co. LLC, 6.53%, 03/19/32
(a)
4,020 4,121,011
General Motors Financial Co., Inc.
3.10% , 01/12/32 .................. 6,250 5,604,655
5.63% , 04/04/32 .................. 4,390 4,452,904

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
John Deere Capital Corp.
(a)
3.90% , 06/07/32 .................. USD 2,506 $ 2,387,273
4.35% , 09/15/32 .................. 3,575 3,480,872
Toyota Motor Credit Corp.
2.40% , 01/13/32 .................. 2,074 1,823,267
4.65% , 09/03/32
(a)
................. 3,850 3,761,275
53,590,575
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp., 1.75%, 04/20/32 ... 5,552 4,755,268
Dollar General Corp., 5.00%, 11/01/32 ..... 3,579 3,522,277
Target Corp.
4.50% , 09/15/32
(a)
................. 4,970 4,900,847
6.35% , 11/01/32 .................. 1,862 2,004,001
Walmart, Inc., 4.15%, 09/09/32
(a)
........ 6,625 6,449,015
21,631,408
Containers & Packaging — 0.5%
AptarGroup, Inc., 3.60%, 03/15/32 ....... 1,821 1,682,192
Avery Dennison Corp., 2.25%, 02/15/32 .... 2,620 2,259,623
Sonoco Products Co., 2.85%, 02/01/32
(a)
... 2,753 2,447,134
WRKCo, Inc., 4.20%, 06/01/32 .......... 2,730 2,597,963
8,986,912
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ...... 2,769 2,405,546
Diversified Consumer Services — 0.2%
Johns Hopkins University (The), Series A, 4.71%,
07/01/32 ...................... 1,515 1,500,751
Yale University, Series 2025, 4.70%, 04/15/32 1,920 1,911,126
3,411,877
Diversified REITs — 1.3%
Broadstone Net Lease LLC, 5.00%, 11/01/32 . 1,835 1,797,876
GLP Capital LP, 3.25%, 01/15/32 ........ 4,296 3,804,851
Safehold GL Holdings LLC, 2.85%, 01/15/32
(a)
1,748 1,542,866
Simon Property Group LP
2.25% , 01/15/32 .................. 3,704 3,212,504
2.65% , 02/01/32 .................. 3,803 3,365,349
VICI Properties LP, 5.13%, 05/15/32 ...... 7,964 7,767,368
WP Carey, Inc., 2.45%, 02/01/32 ........ 1,779 1,539,693
23,030,507
Diversified Telecommunication Services — 4.0%
AT&T, Inc.
2.25% , 02/01/32
(a)
................. 13,226 11,355,279
4.55% , 11/01/32 .................. 6,425 6,171,636
Bell Telephone Co. of Canada or Bell Canada,
Series US-5, 2.15%, 02/15/32
(a)
........ 1,035 893,181
Comcast Corp.
4.95% , 05/15/32 .................. 3,500 3,451,709
5.50% , 11/15/32
(a)
................. 5,367 5,444,566
Deutsche Telekom International Finance BV,
9.25%, 06/01/32 ................. 2,626 3,161,860
Sprint Capital Corp., 8.75%, 03/15/32
(a)
.... 10,116 11,769,025
TELUS Corp., 3.40%, 05/13/32 ......... 4,952 4,453,985
Verizon Communications, Inc., 2.36%, 03/15/32 24,528 21,237,413
67,938,654
Electric Utilities — 7.5%
AEP Texas, Inc., 4.70%, 05/15/32 ........ 2,675 2,614,835
Alabama Power Co.
3.05% , 03/15/32
(a)
................. 3,902 3,541,825
3.94% , 09/01/32 .................. 2,328 2,204,122
American Electric Power Co., Inc., 5.95%,
11/01/32 ...................... 2,658 2,764,834
Appalachian Power Co., Series BB, 4.50%,
08/01/32 ...................... 2,785 2,694,775
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Arizona Public Service Co., 6.35%, 12/15/32 . USD 2,087 $ 2,199,227
CenterPoint Energy Houston Electric LLC
Series AG , 3.00% , 03/01/32 .......... 1,810 1,636,621
Series ai. , 4.45% , 10/01/32 ........... 2,690 2,607,165
Commonwealth Edison Co., Series 132, 3.15%,
03/15/32 ...................... 1,558 1,419,617
Dominion Energy South Carolina, Inc., 6.63%,
02/01/32 ...................... 1,290 1,387,411
DTE Electric Co., Series A, 3.00%, 03/01/32 . 2,685 2,442,536
Duke Energy Carolinas LLC
2.85% , 03/15/32 .................. 2,735 2,448,312
6.45% , 10/15/32 .................. 1,895 2,023,318
Duke Energy Corp., 4.50%, 08/15/32
(a)
..... 6,266 6,054,995
Duke Energy Progress LLC, 3.40%, 04/01/32 . 2,702 2,493,420
Edison International, 5.25%, 03/15/32 ..... 2,930 2,863,454
Entergy Louisiana LLC, 2.35%, 06/15/32 ... 2,720 2,357,393
Eversource Energy, 3.38%, 03/01/32
(a)
..... 3,448 3,142,952
Exelon Corp., 3.35%, 03/15/32 .......... 2,980 2,723,801
Florida Power & Light Co., 2.45%, 02/03/32 .. 7,860 6,943,328
Georgia Power Co., 4.70%, 05/15/32 ...... 3,570 3,531,846
NextEra Energy Capital Holdings, Inc.
2.44% , 01/15/32 .................. 5,491 4,785,553
5.30% , 03/15/32 .................. 3,545 3,567,668
5.00% , 07/15/32 .................. 5,465 5,426,308
Oncor Electric Delivery Co. LLC
7.00% , 05/01/32 .................. 2,565 2,806,828
4.15% , 06/01/32 .................. 2,020 1,929,146
4.55% , 09/15/32 .................. 3,770 3,660,007
Pacific Gas & Electric Co.
4.40% , 03/01/32 .................. 2,254 2,154,445
5.90% , 06/15/32 .................. 2,919 2,987,714
5.05% , 10/15/32 .................. 4,820 4,731,249
Pacific Gas and Electric Co., 5.25%, 02/01/32 3,960 3,948,188
Public Service Co. of Colorado, Series 38,
4.10%, 06/01/32 ................. 1,627 1,550,346
Public Service Electric & Gas Co.
3.10% , 03/15/32 .................. 2,618 2,379,659
4.90% , 12/15/32 .................. 2,254 2,237,059
Southern California Edison Co.
2.75% , 02/01/32
(a)
................. 2,705 2,391,113
5.95% , 11/01/32 .................. 4,062 4,186,427
Southern Co. (The), 5.70%, 10/15/32 ...... 2,562 2,634,583
Tucson Electric Power Co., 3.25%, 05/15/32
(a)
1,893 1,716,810
Union Electric Co., 2.15%, 03/15/32
(a)
..... 2,906 2,518,715
Virginia Electric & Power Co., 2.40%, 03/30/32
(a)
3,494 3,046,573
Wisconsin Electric Power Co., 4.75%, 09/30/32
(a)
2,411 2,387,066
Wisconsin Power & Light Co., 3.95%, 09/01/32 3,485 3,283,206
Xcel Energy, Inc., 4.60%, 06/01/32 ....... 3,752 3,639,811
128,064,261
Electrical Equipment — 0.2%
Eaton Corp., 4.00%, 11/02/32
(a)
......... 3,636 3,467,123
Electronic Equipment, Instruments & Components — 0.8%
Allegion US Holding Co., Inc., 5.41%, 07/01/32 3,236 3,266,377
Arrow Electronics, Inc., 2.95%, 02/15/32
(a)
... 2,800 2,458,913
Avnet, Inc., 5.50%, 06/01/32
(a)
.......... 1,653 1,649,884
Flex Ltd., 5.25%, 01/15/32 ............ 3,450 3,399,798
Tyco Electronics Group SA, 2.50%, 02/04/32
(a)
3,318 2,912,133
13,687,105
Entertainment — 0.3%
Take-Two Interactive Software, Inc., 4.00%,
04/14/32
(a)
..................... 2,764 2,606,885
TWDC Enterprises 18 Corp., 7.00%, 03/01/32 2,599 2,857,132
5,464,017

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 3.2%
Block Financial LLC, 5.38%, 09/15/32
(a)
.... USD 1,935 $ 1,895,866
Corebridge Financial, Inc., 3.90%, 04/05/32 .. 8,001 7,416,532
Fidelity National Information Services, Inc.,
5.10%, 07/15/32
(a)
................ 3,991 3,941,610
Global Payments, Inc.
5.40% , 08/15/32
(a)
................. 4,005 3,945,462
5.20% , 11/15/32 .................. 5,305 5,121,945
Jackson Financial, Inc., 5.67%, 06/08/32
(a)
.. 1,938 1,931,251
Mastercard, Inc.
4.35% , 01/15/32 .................. 6,100 5,941,469
4.95% , 03/15/32 .................. 2,635 2,639,652
National Rural Utilities Cooperative Finance
Corp.
8.00% , 03/01/32 .................. 2,491 2,829,716
2.75% , 04/15/32 .................. 2,640 2,336,002
4.02% , 11/01/32 .................. 3,090 2,913,483
4.15% , 12/15/32
(a)
................. 2,085 1,983,075
ORIX Corp.
(a)
4.00% , 04/13/32 .................. 2,571 2,431,422
5.20% , 09/13/32 .................. 2,506 2,513,699
PayPal Holdings, Inc., 4.40%, 06/01/32
(a)
... 5,255 5,052,895
Woodside Finance Ltd., 5.70%, 05/19/32 ... 2,330 2,376,412
55,270,491
Food Products — 2.3%
Archer-Daniels-Midland Co.
2.90% , 03/01/32
(a)
................. 4,121 3,713,423
5.94% , 10/01/32 .................. 1,839 1,930,447
Hershey Co. (The), 4.95%, 02/24/32
(a)
..... 2,565 2,574,014
J M Smucker Co. (The), 2.13%, 03/15/32
(a)
.. 1,936 1,650,770
JBS NV
3.63% , 01/15/32 .................. 4,775 4,385,879
3.00% , 05/15/32 .................. 5,350 4,715,626
Kraft Heinz Foods Co.
5.20% , 03/15/32 .................. 2,755 2,759,251
6.75% , 03/15/32
(b)
................. 1,633 1,754,250
Mondelez International, Inc.
3.00% , 03/17/32 .................. 4,081 3,671,486
1.88% , 10/15/32
(a)
................. 3,315 2,798,327
Pilgrim's Pride Corp., 3.50%, 03/01/32 ..... 4,702 4,232,558
Unilever Capital Corp., 5.90%, 11/15/32
(a)
... 5,205 5,498,002
39,684,033
Gas Utilities — 0.7%
Atmos Energy Corp.
4.75% , 01/15/32 .................. 3,220 3,177,267
5.45% , 10/15/32 .................. 1,750 1,781,522
CenterPoint Energy Resources Corp., 4.40%,
07/01/32 ...................... 2,726 2,628,228
ONE Gas, Inc., 4.25%, 09/01/32
(a)
........ 1,615 1,557,913
Southwest Gas Corp., 4.05%, 03/15/32 .... 3,139 2,969,927
12,114,857
Ground Transportation — 1.3%
Canadian National Railway Co., 3.85%,
08/05/32
(a)
..................... 4,433 4,175,354
CSX Corp., 4.10%, 11/15/32 ........... 5,334 5,108,825
Norfolk Southern Corp., 3.00%, 03/15/32 ... 3,402 3,082,883
Triton Container International Ltd., 3.25%,
03/15/32 ...................... 3,262 2,901,208
Union Pacific Corp., 2.80%, 02/14/32 ...... 6,956 6,254,977
21,523,247
Health Care Equipment & Supplies — 1.1%
Baxter International, Inc., 2.54%, 02/01/32 .. 8,188 7,000,753
Becton Dickinson & Co., 4.30%, 08/22/32
(a)
.. 2,748 2,633,399
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc., 5.91%,
11/22/32 ...................... USD 9,025 $ 9,363,598
18,997,750
Health Care Providers & Services — 4.4%
Adventist Health System, 5.43%, 03/01/32 .. 1,600 1,615,476
Cigna Group (The), 4.88%, 09/15/32 ...... 6,640 6,543,427
CVS Health Corp., 5.00%, 09/15/32
(a)
...... 4,145 4,108,029
Elevance Health, Inc.
4.10% , 05/15/32
(a)
................. 2,900 2,752,336
4.60% , 09/15/32 .................. 4,125 4,002,289
5.50% , 10/15/32
(a)
................. 3,471 3,527,452
HCA, Inc.
5.50% , 03/01/32 .................. 3,735 3,774,081
3.63% , 03/15/32 .................. 9,916 9,131,643
4.60% , 11/15/32 .................. 5,930 5,701,505
Humana, Inc., 2.15%, 02/03/32
(a)
........ 3,984 3,415,510
Laboratory Corp. of America Holdings, 4.55%,
04/01/32
(a)
..................... 2,650 2,578,905
McKesson Corp., 4.95%, 05/30/32
(a)
...... 3,450 3,440,921
PeaceHealth Obligated Group, 4.86%, 11/15/32 1,640 1,611,283
Piedmont Healthcare, Inc., Series 2032, 2.04%,
01/01/32 ...................... 1,730 1,480,341
Providence St Joseph Health Obligated Group,
5.37%, 10/01/32 ................. 2,235 2,254,183
Sutter Health, Series 2025, 5.21%, 08/15/32 . 2,630 2,652,589
UnitedHealth Group, Inc.
4.95% , 01/15/32 .................. 7,550 7,540,148
4.20% , 05/15/32
(a)
................. 8,402 8,074,408
Universal Health Services, Inc., 2.65%, 01/15/32 2,531 2,192,192
76,396,718
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc., 2.00%,
05/18/32 ...................... 4,844 4,039,596
Healthpeak OP LLC, 5.25%, 12/15/32 ..... 3,956 3,937,531
Ventas Realty LP, 5.10%, 07/15/32 ....... 2,675 2,661,697
Welltower OP LLC
(a)
2.75% , 01/15/32 .................. 2,626 2,342,835
3.85% , 06/15/32 .................. 2,905 2,733,438
15,715,097
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.70%, 06/15/32 .. 2,675 2,709,854
Hotels, Restaurants & Leisure — 1.1%
Hyatt Hotels Corp., 5.75%, 03/30/32 ...... 2,615 2,661,566
Marriott International, Inc.
5.10% , 04/15/32 .................. 2,450 2,450,640
Series GG , 3.50% , 10/15/32 .......... 5,624 5,117,806
McDonald's Corp., 4.60%, 09/09/32
(a)
...... 3,905 3,850,323
Starbucks Corp., 3.00%, 02/14/32
(a)
....... 5,384 4,874,376
18,954,711
Household Durables — 0.1%
PulteGroup, Inc., 7.88%, 06/15/32
(a)
....... 1,608 1,821,496
Household Products — 1.0%
Church & Dwight Co., Inc., 5.60%, 11/15/32 .. 2,903 2,993,990
Clorox Co. (The), 4.60%, 05/01/32 ....... 3,279 3,184,855
Colgate-Palmolive Co., 3.25%, 08/15/32
(a)
... 2,449 2,267,220
Procter & Gamble Co. (The)
(a)
2.30% , 02/01/32 .................. 4,055 3,616,503
4.10% , 11/03/32 .................. 4,500 4,349,497
16,412,065

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The), 5.80%, 03/15/32
(a)
...... USD 3,795 $ 3,813,654
Constellation Energy Generation LLC, 4.80%,
01/15/32 ...................... 2,940 2,881,719
6,695,373
Industrial Conglomerates — 0.1%
Pentair Finance SARL, 5.90%, 07/15/32 .... 2,130 2,176,396
Industrial REITs — 0.3%
Americold Realty Operating Partnership LP,
5.60%, 05/15/32
(a)
................ 2,213 2,195,861
Prologis LP, 2.25%, 01/15/32 ........... 2,754 2,393,032
4,588,893
Insurance — 2.5%
Aon Corp., 5.00%, 09/12/32 ........... 2,709 2,687,005
Arthur J Gallagher & Co., 5.00%, 02/15/32 .. 2,707 2,683,904
Assurant, Inc., 2.65%, 01/15/32 ......... 1,955 1,699,341
Berkshire Hathaway Finance Corp., 2.88%,
03/15/32 ...................... 5,390 4,924,312
Brown & Brown, Inc.
4.20% , 03/17/32 .................. 3,091 2,903,120
5.25% , 06/23/32
(a)
................. 2,795 2,761,126
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 3,170 3,211,116
Globe Life, Inc., 4.80%, 06/15/32 ........ 2,160 2,111,940
Kemper Corp., 3.80%, 02/23/32
(a)
........ 2,177 1,941,112
Lincoln National Corp., 3.40%, 03/01/32
(a)
... 1,656 1,498,583
Manulife Financial Corp., 3.70%, 03/16/32 ... 4,083 3,835,618
Marsh & McLennan Cos., Inc., 5.75%, 11/01/32 2,683 2,769,044
MetLife, Inc., 6.50%, 12/15/32
(a)
......... 3,148 3,388,537
Progressive Corp. (The)
3.00% , 03/15/32 .................. 2,747 2,482,139
6.25% , 12/01/32 .................. 2,226 2,375,915
Prudential Funding Asia plc, 3.63%, 03/24/32 . 1,865 1,730,733
43,003,545
Interactive Media & Services — 2.4%
Alphabet, Inc., 4.38%, 11/15/32 ......... 6,790 6,564,727
Meta Platforms, Inc.
3.85% , 08/15/32 .................. 15,721 14,563,256
4.60% , 11/15/32 .................. 21,340 20,544,371
41,672,354
IT Services — 1.0%
International Business Machines Corp.
2.72% , 02/09/32 .................. 2,645 2,339,834
5.00% , 02/10/32
(a)
................. 4,490 4,451,748
4.40% , 07/27/32 .................. 3,950 3,781,354
5.88% , 11/29/32 .................. 3,161 3,275,413
VeriSign, Inc., 5.25%, 06/01/32
(a)
........ 2,670 2,664,101
16,512,450
Leisure Products — 0.1%
Brunswick Corp., 4.40%, 09/15/32
(a)
...... 2,501 2,351,491
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc., 4.90%, 01/15/32
(c)
. 3,125 3,094,669
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32
(a)
4,214 3,891,986
Thermo Fisher Scientific, Inc.
4.47% , 10/07/32 .................. 4,045 3,929,100
4.95% , 11/21/32 .................. 3,056 3,052,353
13,968,108
Machinery — 0.4%
Flowserve Corp., 2.80%, 01/15/32 ....... 2,721 2,384,742
Stanley Black & Decker, Inc., 3.00%, 05/15/32 2,901 2,589,231
Timken Co. (The), 4.13%, 04/01/32 ....... 1,870 1,760,727
6,734,700
Security
Par (000)
Par (000) Value
Media — 0.3%
Charter Communications Operating LLC, 2.30%,
02/01/32
(a)
..................... USD 5,503 $ 4,574,529
Metals & Mining — 1.3%
ArcelorMittal SA, 6.80%, 11/29/32
(a)
....... 5,389 5,845,186
BHP Billiton Finance USA Ltd., 5.13%, 02/21/32 3,860 3,876,176
Newmont Corp., 2.60%, 07/15/32 ........ 4,304 3,817,433
Nucor Corp., 3.13%, 04/01/32
(a)
......... 3,037 2,763,751
Rio Tinto Finance USA plc, 5.00%, 03/14/32 . 6,555 6,553,769
22,856,315
Multi-Utilities — 1.1%
Ameren Illinois Co., 3.85%, 09/01/32 ...... 2,776 2,606,099
Consumers Energy Co., 3.60%, 08/15/32
(a)
.. 1,873 1,742,024
Dominion Energy, Inc.
Series A , 4.35% , 08/15/32 ............ 2,291 2,189,005
5.38% , 11/15/32 .................. 4,605 4,637,253
Puget Energy, Inc., 4.22%, 03/15/32
(a)
..... 2,401 2,278,840
San Diego Gas & Electric Co., Series XXX,
3.00%, 03/15/32 ................. 2,749 2,469,259
Southern Co. Gas Capital Corp., 5.15%,
09/15/32
(a)
..................... 2,676 2,682,575
18,605,055
Office REITs — 0.5%
Boston Properties LP, 2.55%, 04/01/32 ..... 4,567 3,942,179
Cousins Properties LP, 5.38%, 02/15/32
(a)
... 2,070 2,076,574
Kilroy Realty LP, 2.50%, 11/15/32 ........ 2,342 1,923,488
Piedmont Operating Partnership LP, 2.75%,
04/01/32 ...................... 1,515 1,289,756
9,231,997
Oil, Gas & Consumable Fuels — 6.2%
Boardwalk Pipelines LP, 3.60%, 09/01/32 ... 2,567 2,351,312
BP Capital Markets America, Inc., 2.72%,
01/12/32 ...................... 10,729 9,562,304
Canadian Natural Resources Ltd., 7.20%,
01/15/32 ...................... 1,910 2,089,210
Cenovus Energy, Inc., 2.65%, 01/15/32
(a)
... 2,616 2,316,130
Cheniere Energy Partners LP, 3.25%, 01/31/32 6,484 5,860,664
Chevron USA, Inc.
4.82% , 04/15/32 .................. 3,440 3,436,028
4.50% , 10/15/32
(a)
................. 6,935 6,819,991
ConocoPhillips, 5.90%, 10/15/32
(a)
....... 2,865 3,011,812
ConocoPhillips Co., 4.85%, 01/15/32
(a)
..... 3,435 3,427,758
DCP Midstream Operating LP, 3.25%, 02/15/32 2,056 1,870,142
Devon Energy Corp., 7.95%, 04/15/32 ..... 1,895 2,145,818
EOG Resources, Inc., 5.00%, 07/15/32 .... 6,830 6,807,940
Expand Energy Corp., 4.75%, 02/01/32 .... 5,910 5,723,118
HF Sinclair Corp., 5.50%, 09/01/32 ....... 2,650 2,650,584
Kinder Morgan Energy Partners LP, 7.75%,
03/15/32 ...................... 1,601 1,797,434
Kinder Morgan, Inc., 7.75%, 01/15/32 ..... 5,197 5,833,783
MPLX LP, 4.95%, 09/01/32 ............ 5,581 5,487,033
Occidental Petroleum Corp., 5.38%, 01/01/32
(a)
5,365 5,407,420
ONEOK, Inc.
4.95% , 10/15/32 .................. 4,350 4,266,752
6.10% , 11/15/32 .................. 3,754 3,900,386
Suncor Energy, Inc., 7.15%, 02/01/32 ..... 2,354 2,565,641
Targa Resources Partners LP, 4.00%, 01/15/32 5,079 4,759,093
Texas Eastern Transmission LP, 7.00%, 07/15/32 2,437 2,646,376
Valero Energy Corp., 7.50%, 04/15/32
(a)
.... 3,907 4,368,926
Williams Cos., Inc. (The)
8.75% , 03/15/32
(b)
................. 2,083 2,433,449
4.65% , 08/15/32 .................. 5,811 5,653,564
107,192,668

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32
(a)
..................... USD 5,243 $ 4,602,249
Passenger Airlines — 0.5%
American Airlines Pass-Through Trust, Series
2019-1, Class AA, 3.15%, 02/15/32
(a)
.... 1,990 1,856,972
JetBlue Pass-Through Trust
Series 2019-1 , Class AA , 2.75% , 05/15/32 . 2,210 1,937,179
Series 2020-1 , Class A , 4.00% , 11/15/32
(a)
. 1,879 1,765,789
United Airlines Pass-Through Trust, Series 2019-
2, Class AA, 2.70%, 05/01/32
(a)
........ 2,396 2,171,138
7,731,078
Personal Care Products — 0.8%
Haleon US Capital LLC, 3.63%, 03/24/32 ... 10,539 9,771,984
Kenvue, Inc., 4.85%, 05/22/32
(a)
......... 3,665 3,642,065
13,414,049
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co., 2.95%, 03/15/32 .. 9,028 8,160,279
Eli Lilly & Co.
4.90% , 02/12/32 .................. 4,985 5,001,115
4.55% , 10/15/32 .................. 5,590 5,491,677
Johnson & Johnson, 4.85%, 03/01/32
(a)
.... 5,995 6,055,587
Merck & Co., Inc.
4.55% , 09/15/32
(a)
................. 5,265 5,165,437
4.45% , 12/04/32 .................. 5,465 5,319,280
Novartis Capital Corp., 4.30%, 11/05/32
(a)
... 4,795 4,634,615
Pfizer, Inc., 4.50%, 11/15/32 ........... 6,895 6,717,138
Sanofi SA, 4.20%, 11/03/32 ........... 5,600 5,418,806
Zoetis, Inc., 5.60%, 11/16/32
(a)
.......... 4,110 4,207,314
56,171,248
Professional Services — 0.8%
Automatic Data Processing, Inc., 4.75%,
05/08/32 ...................... 5,320 5,271,848
Paychex, Inc., 5.35%, 04/15/32 ......... 7,905 7,926,283
13,198,131
Residential REITs — 1.3%
American Homes 4 Rent LP, 3.63%, 04/15/32
(a)
3,045 2,795,297
AvalonBay Communities, Inc., 2.05%, 01/15/32 3,665 3,170,715
ERP Operating LP, 4.95%, 06/15/32 ...... 2,610 2,593,617
Essex Portfolio LP, 2.65%, 03/15/32 ...... 3,491 3,063,839
Invitation Homes Operating Partnership LP
4.95% , 02/01/32 .................. 1,540 1,516,564
4.15% , 04/15/32 .................. 3,130 2,952,620
Mid-America Apartments LP, 5.30%, 02/15/32 2,060 2,082,233
Sun Communities Operating LP, 4.20%, 04/15/32 3,092 2,919,313
UDR, Inc., 2.10%, 08/01/32 ............ 2,175 1,829,857
22,924,055
Retail REITs — 1.2%
Agree LP, 4.80%, 10/01/32 ............ 1,622 1,581,961
Brixmor Operating Partnership LP, 5.20%,
04/01/32 ...................... 2,085 2,073,205
Kimco Realty OP LLC, 3.20%, 04/01/32 .... 3,002 2,730,274
Kite Realty Group LP, 5.20%, 08/15/32
(a)
.... 1,300 1,294,653
Phillips Edison Grocery Center Operating
Partnership I LP, 5.25%, 08/15/32 ...... 2,000 1,995,932
Realty Income Corp.
2.70% , 02/15/32 .................. 1,878 1,658,696
5.63% , 10/13/32
(a)
................. 3,713 3,803,526
2.85% , 12/15/32 .................. 3,899 3,419,801
Regency Centers LP, 5.00%, 07/15/32 ..... 2,170 2,157,111
20,715,159
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc., 3.92%, 06/01/32
(a)
USD 2,647 $ 2,498,748
Analog Devices, Inc., 4.25%, 10/01/32 ..... 1,495 1,465,731
Broadcom, Inc.
4.55% , 02/15/32 .................. 4,725 4,557,944
4.15% , 04/15/32 .................. 6,262 5,894,213
5.20% , 04/15/32 .................. 5,925 5,896,718
4.90% , 07/15/32 .................. 8,825 8,625,177
4.30% , 11/15/32 .................. 10,549 9,954,223
Intel Corp.
4.15% , 08/05/32 .................. 6,313 5,944,609
4.00% , 12/15/32
(a)
................. 4,310 4,000,618
KLA Corp., 4.65%, 07/15/32 ........... 5,345 5,244,642
Micron Technology, Inc., 2.70%, 04/15/32 ... 5,298 4,677,770
NXP BV
2.65% , 02/15/32
(a)
................. 5,340 4,667,927
4.85% , 08/19/32 .................. 1,605 1,565,086
QUALCOMM, Inc.
1.65% , 05/20/32
(a)
................. 6,095 5,087,055
4.25% , 05/20/32 .................. 2,610 2,530,274
4.75% , 05/20/32 .................. 2,350 2,325,107
Texas Instruments, Inc., 3.65%, 08/16/32
(a)
.. 2,308 2,165,274
TSMC Arizona Corp., 4.25%, 04/22/32 ..... 5,150 5,012,084
82,113,200
Software — 2.9%
Oracle Corp.
5.25% , 02/03/32 .................. 6,835 6,538,025
4.80% , 09/26/32 .................. 15,895 14,630,309
6.25% , 11/09/32 .................. 11,553 11,463,386
Roper Technologies, Inc., 4.75%, 02/15/32
(a)
. 2,690 2,629,884
Synopsys, Inc., 5.00%, 04/01/32 ......... 7,980 7,893,822
Workday, Inc., 3.80%, 04/01/32
(a)
........ 6,708 6,213,610
49,369,036
Specialized REITs — 1.6%
American Tower Corp.
4.05% , 03/15/32 .................. 3,346 3,163,262
4.70% , 12/15/32 .................. 4,870 4,719,680
CubeSmart LP, 2.50%, 02/15/32 ......... 2,587 2,260,513
Equinix, Inc., 3.90%, 04/15/32 .......... 6,511 6,053,317
Extra Space Storage LP
4.90% , 02/01/32 .................. 2,290 2,254,920
2.35% , 03/15/32 .................. 3,239 2,786,697
Public Storage Operating Co., 4.70%, 02/01/32 2,140 2,111,755
Weyerhaeuser Co., 7.38%, 03/15/32
(a)
..... 3,498 3,853,923
27,204,067
Specialty Retail — 2.4%
AutoNation, Inc., 3.85%, 03/01/32 ........ 3,740 3,461,291
AutoZone, Inc., 4.75%, 08/01/32
(a)
........ 3,975 3,887,930
Dick's Sporting Goods, Inc., 3.15%, 01/15/32
(a)
3,994 3,609,573
Home Depot, Inc. (The)
3.25% , 04/15/32 .................. 6,696 6,161,556
4.50% , 09/15/32
(a)
................. 6,548 6,439,255
Lowe's Cos., Inc.
3.75% , 04/01/32 .................. 7,815 7,294,626
4.50% , 10/15/32 .................. 7,080 6,838,070
O'Reilly Automotive, Inc., 4.70%, 06/15/32
(a)
.. 4,391 4,314,747
42,007,048
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.
4.50% , 05/12/32
(a)
................. 5,160 5,138,525
3.35% , 08/08/32 .................. 7,635 7,128,391
Dell International LLC
5.30% , 04/01/32 .................. 5,180 5,199,350
4.75% , 10/06/32 .................. 6,700 6,511,444

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc., 4.20%, 04/15/32
(a)
............ USD 3,594 $ 3,395,240
NetApp, Inc., 5.50%, 03/17/32 .......... 3,330 3,360,595
30,733,545
Textiles, Apparel & Luxury Goods — 0.3%
Ralph Lauren Corp., 5.00%, 06/15/32 ..... 2,695 2,688,603
Tapestry, Inc., 3.05%, 03/15/32
(a)
........ 2,477 2,223,624
4,912,227
Tobacco — 2.0%
Altria Group, Inc., 2.45%, 02/04/32 ....... 9,432 8,214,558
BAT Capital Corp.
4.74% , 03/16/32 .................. 4,616 4,536,396
5.35% , 08/15/32 .................. 5,445 5,508,507
7.75% , 10/19/32 .................. 3,065 3,452,776
Philip Morris International, Inc.
4.25% , 10/29/32
(a)
................. 4,545 4,351,456
5.75% , 11/17/32 .................. 7,954 8,231,054
34,294,747
Trading Companies & Distributors — 0.4%
GATX Corp., 3.50%, 06/01/32 .......... 2,607 2,388,864
Sumisho Air Lease Corp., 2.88%, 01/15/32
(a)
. 4,417 3,909,864
6,298,728
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32 4,059 3,945,876
Wireless Telecommunication Services — 1.6%
America Movil SAB de CV, 4.70%, 07/21/32 .. 3,770 3,675,822
Rogers Communications, Inc., 3.80%, 03/15/32 10,390 9,552,073
T-Mobile USA, Inc.
2.70% , 03/15/32 .................. 5,665 4,972,912
5.13% , 05/15/32 .................. 6,225 6,189,647
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vodafone Group plc, 6.25%, 11/30/32 ..... USD 2,578 $ 2,705,427
27,095,881
Total Long-Term Investments — 98 .3%
(Cost: $ 1,701,482,668 ) ............................ 1,687,961,042
Shares
Shares
Short-Term Securities
Money Market Funds — 10.5%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(f)
.................. 169,998,392 170,049,392
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 10,664,566 10,664,566
Total Short-Term Securities — 10 .5%
(Cost: $ 180,708,328 ) .............................. 180,713,958
Total Investments — 108 .8%
(Cost: $ 1,882,190,996 ) ............................ 1,868,675,000
Liabilities in Excess of Other Assets — (8.8) % ............. (151,699,447)
Net Assets — 100.0% ...............................
$ 1,716,975,553
(a)
All or a portion of this security is on loan.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 104,370,328 $ 65,720,563
(a)
$ — $ (31,652) $ (9,847) $ 170,049,392 169,998,392 $ 288,302
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,706,501 958,065
(a)
— — — 10,664,566 10,664,566 149,563 —
$ (31,652) $ (9,847) $ 180,713,958 $ 437,865 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2032 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 1,687,961,042 $ — $ 1,687,961,042
Short-Term Securities
Money Market Funds ...................................... 180,713,958 — — 180,713,958
$ 180,713,958 $ 1,687,961,042 $ — $ 1,868,675,000
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust